Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	8,679,546
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 190,950,012.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,370.20
Offering Note	Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of1933, as amended (the "Securities Act"), and includes the offering price of any additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Maximum Aggregate Offering Price was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act, and included the offering price of any additional shares that the underwriters have the option to purchase.